Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Asset type	Estimated useful life
Buildings	5 – 20 years
Plant and machinery	3 – 10 years
Furniture and fixture	3 – 10 years
Computers and office equipment	3 – 10 years
Motor vehicles	3 – 5 years

Schedule of Intangible Assets Estimated Useful Lives	Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives, which is as follows:
Category	Useful life
Land use-right	50 years
Patents	10 years

Schedule of Disaggregation of Revenue	The Company’s disaggregation of revenue for the years ended December 31, 2025, 2024 and 2023 is as following:
	For the years ended December 31,
Revenue stream	2025	2024	2023
Self-manufactured production sales revenue	$24,573,665	$37,581,158	$45,966,687
Trading sales revenue	8,961,686	7,282,272	5,461,367
Total revenue	$33,535,351	$44,863,430	$51,428,054

Schedule of Sales Revenue by Geographical Locations of our Customers

The table below shows the breakdown of sales revenue by geographical locations of our customers for the years ended December 31, 2025, 2024 and 2023:

	For years ended December 31,
Revenue by International Markets:	2025	2024	2023
The PRC	$22,397,641	$36,863,348	$45,237,236
South America	6,708,846	4,100,965	2,769,090
Australia	1,020,860	1,802,150	1,373,689
Europe	219,957	368,772	666,772
North America	828,038	699,013	445,423
Asia excluding the PRC	2,281,627	871,783	888,563
Others	78,382	157,399	47,281
Total revenue	$33,535,351	$44,863,430	$51,428,054

Schedule of our Revenue by Product Categories

The table below sets out our revenue by product categories for the periods indicated:

	For the years ended December 31,
Revenue by product	2025	2024	2023
Fittings	$11,018,432	$13,617,429	$9,784,712
Flanges	21,732,191	30,923,382	40,773,687
Others	784,728	322,619	869,655
Total	$33,535,351	$44,863,430	$51,428,054